The Variable Annuity Contract
issued by
Brighthouse Life Insurance Company
and
Brighthouse Separate Account A

PrimElite III

Updating Summary Prospectus
April 29, 2022
A flexible premium deferred variable annuity contract

The prospectus for the PrimElite III Variable Annuity Contract (the “Contract” or “contract”), a flexible premium deferred variable annuity contract issued by Brighthouse Life Insurance Company (“BLIC”, the “Company”, or “we” or “us”), is available and contains more information about the Contract including its features, benefits, and risks. You can find the current prospectus and other information about the Contract online at https://dfinview.com/BHF/TAHD/BHF152 . You can also obtain this information at no cost by calling (888) 243-1932 or by sending an email request to rcg@brighthousefinancial.com.
Additional general information about certain investment products, including variable annuities, has been prepared by the Securities and Exchange Commission’s staff and is available at Investor.gov.
The Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

Special Terms
Account Value. The sum of your interests in the Investment Portfolios and the Fixed Account.
Accumulation Phase. The period before the commencement of Annuity Payments.
Contract Year. A Contract Year is defined as a one-year period starting on the date the contract is issued and on each contract anniversary thereafter.
Fixed Account. The Fixed Account is part of our general account and offers an interest rate that is guaranteed by us. Our general account consists of all assets owned by us other than those in the Separate Account and our other separate accounts.
Investment Portfolios. The means of investing offered to Owners in various underlying fund portfolios.
Purchase Payment. A Purchase Payment is the money you give us to invest in the contract. The initial Purchase Payment is due on the date the contract is issued. You may also be permitted to make subsequent Purchase Payments.
Separate Account. We have established Brighthouse Separate Account A to hold the assets that underlie the Contracts.
Updated Information You Should Consider About the Contract
The information in this Updating Summary Prospectus is a summary of certain Contract features that have changed since the prospectus dated April 30, 2021. This may not reflect all of the changes that have occurred since you entered into your Contract.Changes Affecting the Underlying FundsUnderlying Fund Name Changes. Certain Investment Underlying Funds were subject to a name change. The chart below identifies the former name and new name of the Underlying Funds.
Former Name	New Name
Brighthouse Funds Trust I	Brighthouse Funds Trust I
Clarion Global Real Estate Portfolio	CBRE Global real Estate Portfolio

Legg Mason Partners Variable Equity Trust	Legg Mason Partners Variable Equity Trust
QS Variable Conservative Growth	Franklin Multi-Asset Variable Conservative Growth Fund

Legg Mason Partners Variable Equity Trust	Legg Mason Partners Variable Equity Trust
QS Variable Growth	Franklin Multi-Asset Variable Growth Fund

Legg Mason Partners Variable Equity Trust	Legg Mason Partners Variable Equity Trust
QS Variable Moderate Growth	Franklin Multi-Asset Variable Moderate Growth Fund

Important Information You Should Consider About the Contract
	Fees and Expenses			Location in Prospectus
Charges for Early Withdrawals	If you withdraw money during the first 8 full Contract Years following a Purchase Payment, you may be assessed a withdrawal charge of up to 8% of the Purchase Payment withdrawn, declining to 0% over that time period.
	For example, if you make an early withdrawal, you could pay a withdrawal charge of up to $8,000 on a $100,000 investment.			Fee Table and Examples Expenses – Withdrawal Charge
Transaction Charges	In addition to withdrawal charges, you also may be charged for the following transactions: transfers of cash value between investment options, which include the Investment Portfolios and the Fixed Account.
	Transfer Fee. Currently, we allow unlimited transfers among the investment options without charge. However, we reserve the right to charge for transfers after the first 12 transfers per year.			Fee Table and Examples Expenses – Transfer Fee
Ongoing Fees and Expenses (annual charges)	The table below describes the fees and expenses that you may pay each year, depending on the options you choose. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected.			Fee Table and Examples Expenses – Product Charges Appendix A: Investment Portfolios Available Under the Contract
	Annual Fee	Minimum	Maximum
	Base Contract[1]	1.54%	1.54%
	Investment options (Portfolio Company fees and expenses)[2]	0.52%	1.29%
	Optional benefits available for an additional charge (for a single optional benefit, if elected)	0.15%[3]	0.25% [4]
1 As a percentage of average Account Value in the Separate Account. The charge shown also includes the Account Fee.
[2] As a percentage of fund assets before temporary expense reimbursements and/or fee waivers.
[3] As a percentage of average Account Value in the Separate Account. This charge is the current charge for the least expensive optional benefit.
[4] As a percentage of average Account Value in the Separate Account. This charge is the current charge for the most expensive optional benefit.

Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the Contract, which could add withdrawal charges that substantially increase costs.
	Lowest Annual Cost $1,857	Highest Annual Cost $3,008
	Assumes:	Assumes:
	• Investment of $100,000 • 5% annual appreciation • Least expensive Portfolio Company fees and expenses • No optional benefits • No additional Purchase Payments, transfers, or withdrawals	• Investment of $100,000 • 5% annual appreciation • Most expensive combination of optional benefits and Portfolio Company fees and expenses • No additional Purchase Payments, transfers, or withdrawals

	Risks	Location in Prospectus
Risk of Loss	You can lose money by investing in this Contract including loss of principal.	Principal Risks
Not a Short-Term Investment	This Contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash.
Withdrawal charges may apply for the first 8 years of the Contract.
Withdrawal charges will reduce the value of your Contract if you withdraw money during that time.
	The benefits of tax deferral and living benefit protection also mean the Contract is more beneficial to investors with a long time horizon.	Principal Risks
Risks Associated with Investment Options	• An investment in this Contract is subject to the risk of poor investment performance and can vary depending on the performance of the investment options available under the Contract (e.g., Portfolio Companies).
• Each investment option, including the Fixed Account, has its own unique risks.
	• You should review the prospectuses for the available funds and the prospectus disclosure concerning the Fixed Account before making an investment decision.	Principal Risks
Insurance Company Risks	An investment in the Contract is subject to the risks related to us. Any obligations (including under the Fixed Account), and guarantees and benefits of the Contract that exceed the assets of the Separate Account are subject to our claims-paying ability. If we experience financial distress, we may not be able to meet our obligations to you. More information about BLIC, including our financial strength ratings, is available by contacting us at (888) 243-1968.	Principal Risks
Restrictions
Investments	• Currently, we allow unlimited transfers without charge among investment options during the Accumulation Phase. However, we reserve the right to impose a charge for transfers in excess of 12 per year.
• We reserve the right to limit transfers in circumstances of frequent or large transfers.
	• We reserve the right to remove or substitute the Portfolio Companies available as investment options under the Contract.	Investment Options
Optional Benefits	• Certain optional benefits could limit subsequent Purchase Payments.
• Withdrawals may reduce the value of an optional benefit by an amount greater than the value withdrawn, which could significantly reduce the value or even terminate the benefit.
• We may stop offering an optional benefit at any time for new sales.
Death Benefits
Taxes
Tax Implications	• Consult with a tax professional to determine the tax implications of an investment in and payments received under this Contract.
• If you purchase the Contract through a tax-qualified plan or individual retirement account, you do not get any additional tax benefit.
	• You will generally not be taxed on increases in the value of the Contract until they are withdrawn. Withdrawals will be subject to ordinary income tax, and may be subject to tax penalties if you take a withdrawal before age 59 1⁄2.	Federal Income Tax Status
Conflicts of Interest
Investment Professional Compensation	Your investment professional may receive compensation for selling this Contract to you, in the form of commissions, additional cash benefits (e.g., bonuses), and non-cash compensation. This conflict of interest may influence your investment professional to recommend this Contract over another investment for which the investment professional is not compensated or compensated less.	Other Information – Distributor

	Conflicts of Interest	Location in Prospectus
Exchanges	If you already own an insurance Contract, some investment professionals may have a financial incentive to offer you a new Contract in place of the one you own. You should only exchange a Contract you already own if you determine, after comparing the features, fees, and risks of both Contracts, that it is better for you to purchase the new Contract rather than continue to own your existing Contract.	Replacement of Contracts and Other Exchanges

APPENDIX A
Investment Portfolios Available Under the Contract
The following is a list of Investment Portfolios under the Contract. More information about the Investment Portfolios is available in the prospectuses for the Investment Portfolios, which may be amended from time to time and can be found online at https://dfinview.com/BHF/TAHD/BHF152 . You can also request this information at no cost by calling (888) 243-1932 or sending an email request to rcg@brighthousefinancial.com.
The current expenses and performance information below reflects fees and expenses of the Investment Portfolio, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Investment Portfolio’s past performance is not necessarily an indication of future performance.
Investment Objectives	Portfolio Company and Adviser/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2021)
			1 Year	5 Year	10 Year
Seeks both capital appreciation and current income.	Invesco V.I. Equity and Income Fund — Series II Invesco Advisers, Inc.	0.80%	18.35%	9.27%	10.28%
Seeks long-term growth of capital.	American Funds Global Growth Fund — Class 2# Capital Research and Management CompanySM	0.67%	16.42%	19.70%	15.66%
Seeks long-term growth of capital.	American Funds Global Small Capitalization Fund — Class 2# Capital Research and Management CompanySM	0.90%	6.74%	15.45%	12.51%
Seeks growth of capital.	American Funds Growth Fund — Class 2 Capital Research and Management CompanySM	0.60%	21.97%	25.43%	19.71%
Seeks long-term growth of capital and income.	American Funds Growth-Income Fund — Class 2 Capital Research and Management CompanySM	0.54%	24.10%	16.39%	15.42%
Seeks as high a level of current income as is consistent with the preservation of capital.	American Funds The Bond Fund of America — Class 2# Capital Research and Management CompanySM	0.45%	-0.31%	4.25%	3.27%
Seeks long-term capital appreciation.	Brighthouse Small Cap Value Portfolio — Class B†† Brighthouse Investment Advisers, LLC Subadviser: Delaware Investments Fund Advisers, a series of Macquarie Investment Management Business Trust, and Allspring Global Investments, LLC	1.06%	31.77%	9.82%	12.17%

Investment Objectives	Portfolio Company and Adviser/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2021)
			1 Year	5 Year	10 Year
Seeks total return through investment in real estate securities, emphasizing both capital appreciation and current income.	CBRE Global Real Estate Portfolio — Class B# Brighthouse Investment Advisers, LLC Subadviser: CBRE Investment Management Listed Real Assets LLC	0.87%	34.42%	10.02%	9.01%
Seeks capital growth and income.	Invesco Comstock Portfolio — Class B# Brighthouse Investment Advisers, LLC Subadviser: Invesco Advisers, Inc.	0.82%	33.18%	11.41%	12.74%
Seeks capital appreciation.	Invesco Global Equity Portfolio — Class B†† Brighthouse Investment Advisers, LLC Subadviser: Invesco Advisers, Inc.	0.82%	15.47%	18.14%	14.17%
Seeks long-term growth of capital.	Invesco Small Cap Growth Portfolio — Class B# Brighthouse Investment Advisers, LLC Subadviser: Invesco Advisers, Inc.	1.05%	6.93%	18.91%	16.63%
Seeks long-term growth of capital.	Loomis Sayles Growth Portfolio — Class A Brighthouse Investment Advisers, LLC Subadviser: Loomis, Sayles & Company, L.P.	0.56%	18.66%	16.59%	15.99%
Seeks capital appreciation.	MFS ® Research International Portfolio — Class B# Brighthouse Investment Advisers, LLC Subadviser: Massachusetts Financial Services Company	0.89%	11.71%	12.29%	8.45%
Seeks long-term capital appreciation by investing in common stocks believed to be undervalued. Income is a secondary objective.	T. Rowe Price Large Cap Value Portfolio — Class E# Brighthouse Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	0.68%	26.12%	11.86%	—
Seeks long-term growth of capital.	Baillie Gifford International Stock Portfolio — Class B†† Brighthouse Investment Advisers, LLC Subadviser: Baillie Gifford Overseas Limited	0.96%	-0.99%	13.08%	9.70%
Seeks a competitive total return primarily from investing in fixed-income securities.	BlackRock Bond Income Portfolio — Class E†† Brighthouse Investment Advisers, LLC Subadviser: BlackRock Advisors, LLC	0.52%	-0.60%	4.10%	3.70%

Investment Objectives	Portfolio Company and Adviser/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2021)
			1 Year	5 Year	10 Year
Seeks long-term growth of capital.	BlackRock Capital Appreciation Portfolio — Class A†† Brighthouse Investment Advisers, LLC Subadviser: BlackRock Advisors, LLC	0.62%	21.20%	25.45%	18.64%
Seeks a high level of current income consistent with prudent investment risk and preservation of capital.	BlackRock Ultra-Short Term Bond Portfolio — Class E# Brighthouse Investment Advisers, LLC Subadviser: BlackRock Advisors, LLC	0.51%	-0.34%	0.86%	0.45%
Seeks to provide a growing stream of income over time and, secondarily, long-term capital appreciation and current income.	Brighthouse/Wellington Core Equity Opportunities Portfolio — Class A†† Brighthouse Investment Advisers, LLC Subadviser: Wellington Management Company LLP	0.60%	24.43%	16.62%	14.75%
Seeks to provide a growing stream of income over time and, secondarily, long-term capital appreciation and current income.	Brighthouse/Wellington Core Equity Opportunities Portfolio — Class B# Brighthouse Investment Advisers, LLC Subadviser: Wellington Management Company LLP	0.85%	24.11%	16.33%	14.46%
Seeks long-term growth of capital.	Jennison Growth Portfolio — Class B†† Brighthouse Investment Advisers, LLC Subadviser: Jennison Associates LLC	0.78%	16.91%	27.14%	20.21%
Seeks a favorable total return through investment in a diversified portfolio.	MFS ® Total Return Portfolio — Class F# Brighthouse Investment Advisers, LLC Subadviser: Massachusetts Financial Services Company	0.79%	13.99%	9.67%	9.46%
Seeks capital appreciation.	MFS ® Value Portfolio — Class A# Brighthouse Investment Advisers, LLC Subadviser: Massachusetts Financial Services Company	0.57%	25.54%	12.51%	13.70%
Seeks high total return, consisting principally of capital appreciation.	Neuberger Berman Genesis Portfolio — Class B†† Brighthouse Investment Advisers, LLC Subadviser: Neuberger Berman Investment Advisers LLC	1.03%	18.12%	15.42%	13.92%
Seeks long-term growth of capital.	T. Rowe Price Large Cap Growth Portfolio — Class B# Brighthouse Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	0.82%	19.95%	23.08%	18.97%

Investment Objectives	Portfolio Company and Adviser/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2021)
			1 Year	5 Year	10 Year
Seeks to maximize total return consistent with preservation of capital.	Western Asset Management Strategic Bond Opportunities Portfolio — Class A# Brighthouse Investment Advisers, LLC Subadviser: Western Asset Management Company LLC	0.54%	2.82%	5.55%	5.21%
Seeks to maximize total return consistent with preservation of capital and maintenance of liquidity.	Western Asset Management U.S. Government Portfolio — Class B# Brighthouse Investment Advisers, LLC Subadviser: Western Asset Management Company LLC	0.73%	-1.77%	2.22%	1.71%
Seeks long-term growth of capital.	Mid Cap Portfolio — Service Class 2 Fidelity Management & Research Company LLC Subadviser: FMR UK, FMR HK, and FMR Japan	0.86%	25.31%	13.32%	13.00%
Seeks to maximize income while maintaining prospects for capital appreciation.	Franklin Income VIP Fund — Class 2 Franklin Advisers, Inc.	0.72%	16.75%	7.45%	7.38%
Seeks capital appreciation, with income as a secondary goal.	Franklin Mutual Shares VIP Fund — Class 2 Franklin Mutual Advisers, LLC	0.98%	19.17%	6.44%	9.00%
Seeks long-term capital appreciation.	ClearBridge Variable Appreciation Portfolio — Class I Legg Mason Partners Fund Advisor, LLC Subadviser: ClearBridge Investments, LLC	0.72%	23.66%	16.71%	14.98%
Seeks dividend income, growth of dividend income and long-term capital appreciation.	ClearBridge Variable Dividend Strategy Portfolio — Class I†† Legg Mason Partners Fund Advisor, LLC Subadviser: ClearBridge Investments, LLC	0.75%	26.80%	15.29%	13.86%
Seeks dividend income, growth of dividend income and long-term capital appreciation.	ClearBridge Variable Dividend Strategy Portfolio — Class II Legg Mason Partners Fund Advisor, LLC Subadviser: ClearBridge Investments, LLC	0.99%	26.61%	15.12%	13.69%
Seeks long-term growth of capital.	ClearBridge Variable Large Cap Growth Portfolio — Class I Legg Mason Partners Fund Advisor, LLC Subadviser: ClearBridge Investments, LLC	0.75%	21.94%	21.52%	19.44%

Investment Objectives	Portfolio Company and Adviser/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2021)
			1 Year	5 Year	10 Year
Seeks long-term growth of capital as its primary objective. Current income is a secondary objective.	ClearBridge Variable Large Cap Value Portfolio — Class I Legg Mason Partners Fund Advisor, LLC Subadviser: ClearBridge Investments, LLC	0.71%	26.21%	12.37%	12.98%
Seeks long-term growth of capital.	ClearBridge Variable Small Cap Growth Portfolio — Class I Legg Mason Partners Fund Advisor, LLC Subadviser: ClearBridge Investments, LLC	0.80%	12.61%	21.34%	17.14%
Seeks a balance of growth of capital and income.	Franklin Multi-Asset Variable Conservative Growth Fund — Class I‡ Legg Mason Partners Fund Advisor, LLC Subadviser: Franklin Advisers, Inc.	0.69%	11.47%	9.52%	8.63%
Seeks capital appreciation.	Franklin Multi-Asset Variable Growth Fund — Class I‡ Legg Mason Partners Fund Advisor, LLC Subadviser: Franklin Advisers, Inc.	0.80%	20.69%	12.55%	11.39%
Seeks long-term growth of capital.	Franklin Multi-Asset Variable Moderate Growth Fund — Class I#‡ Legg Mason Partners Fund Advisor, LLC Subadviser: Franklin Advisers, Inc.	0.83%	16.66%	11.29%	10.24%
Seeks to maximize total return.	Western Asset Variable Global High Yield Bond Portfolio — Class I Legg Mason Partners Fund Advisor, LLC Subadvisers: Western Asset Management Company, LLC; Western Asset Management Company Limited; Western Asset Management Pte. Ltd.	0.82%	1.33%	5.36%	5.80%
Seeks capital appreciation by investing in a diversified portfolio of securities consisting primarily of common stocks.	Pioneer Mid Cap Value VCT Portfolio — Class II Amundi Asset Management US, Inc.	0.98%	29.37%	8.93%	10.92%
Seeks to match the performance of the Standard & Poor's® SmallCap 600 Index.	1919 Variable Socially Responsive Balanced Fund# 1919 Investment Counsel, LLC	0.89%	18.53%	16.38%	12.34%
#	Certain Investment Portfolios and their investment advisers have entered into temporary expense reimbursements and/or fee waivers, which are reflected in the Current Expenses. Please see the Investment Portfolios' prospectuses for additional information regarding these arrangements.
‡	This Investment Portfolio is a fund of funds and invests substantially all of its assets in other underlying funds. Because the Investment Portfolio invests in other funds, it will bear its pro rata portion of the operating expenses of those underlying funds, including the management fee.
††	Closed to new investments except under dollar cost averaging and rebalancing programs in existence at the time of closing.

The prospectus and statement of additional information (“SAI”) include additional information. The prospectus and SAI are dated the same as this summary prospectus and are incorporated by reference. The prospectus and SAI are available, without charge, upon request. For a free copy, call us at (888) 243-1932, or send an email request to rcg@brighthousefinancial.com. You can also access the prospectus, SAI and other information about the Contract online at https://dfinview.com/BHF/TAHD/BHF152 .
Reports and other information about the Separate Account are available on the SEC’s website at https://www.sec.gov/ and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov.
EDGAR Contract Identifier No. is C000151831